UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   03/31/04

Check here if Amendment [ }; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

  /s/ William W. Lester         Lincoln, Nebraska
------------------------    --------------------------    --------------------
      (signature)                 (city, state)                  (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              108

Form 13F Information Table Value Total:              $261,206

List of Other Included Managers:

No.      13F File Number   Name
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                                             TITLE OF      VALUE   SHARES/  SH/PUT/  INVESTMENT   OTHER     VOTING      AUTHORITY
             NAME OF ISSUER               CLASS   CUSIP     (x1000)  PRN AMT PRN/CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
AFFILIATED COMPUTER SERVICES              COM    008190100    4,404      84,850SH       DEFINED                 84,850

AFFILIATED MANAGERS GROUP, INC            CDS    008252AC2    1,594   1,500,000PRN      DEFINED              1,500,000

JOHNSON & JOHNSON (ALZA CORP)             CDS    02261WAB5    1,176   1,650,000PRN      DEFINED              1,650,000

AMERICAN CENTURY GLOBAL GLD FD            COM    02507M105      385      29,849SH       DEFINED                 29,849

AMERICAN EXPRESS CO                       COM    025816109    5,127      98,875SH       DEFINED                 98,875

AMERICAN INTERNATIONAL GROUP              COM    026874107    6,320      88,576SH       DEFINED                 88,576

AMERUS GROUP CO                           COM    03072M108    5,256     130,266SH       DEFINED                130,266

AMGEN INC.                                COM    031162100    4,177      71,840SH       DEFINED                 71,840

APPLIED MATERIALS, INC.                   COM    038222105      717      33,549SH       DEFINED                 33,549

BDK HOLDINGS INC.                         COM    05537P105        0      17,959SH       DEFINED                 17,959

BERKSHIRE HATHAWAY A                      COM    084670108      560           6SH       DEFINED                      6

BERKSHIRE HATHAWAY B                      COM    084670207      358         115SH       DEFINED                    115

H&R BLOCK INC.                            COM    093671105    5,072      99,400SH       DEFINED                 99,400

BRIGGS & STRATTON                         CDS    109043AD1      613     450,000PRN      DEFINED                450,000

BRINKER INTERNATIONAL, INC                CDS    109641AC4    1,394   1,950,000PRN      DEFINED              1,950,000

BUNGE LIMITED FINANCE CORP                CDS    120568AE0      946     690,000PRN      DEFINED                690,000

CALVERT                                   COM    131582751    2,466     226,821SH       DEFINED                226,821

CALVERT                                   COM    13161T401    3,662     223,014SH       DEFINED                223,014

CENTERPOINT ENER (FORM RELIANT            CDS    15189T206    2,478   4,310,500PRN      DEFINED              4,310,500

CISCO SYSTEMS INC                         COM    17275R102    2,554     108,546SH       DEFINED                108,546

CITIGROUP INC                             COM    172967101    6,579     127,246SH       DEFINED                127,246

CLOROX CO                                 COM    189054109    3,165      64,716SH       DEFINED                 64,716

COMPUTER ASSOCIATES INT'L                 CDS    204912AR0    1,625   1,300,000PRN      DEFINED              1,300,000

CONAGRA FOODS INC                         COM    205887102      546      20,250SH       DEFINED                 20,250

CONOCOPHILLIPS                            COM    20825C104    1,094      15,665SH       DEFINED                 15,665

DNP SELECT INCOME FD INC                  COM    23325P104      114      10,000SH       DEFINED                 10,000

DELL INC                                  COM    24702R101    4,905     145,940SH       DEFINED                145,940

DEVON ENERGY CORPORATION                  COM    25179M103    4,710      81,000SH       DEFINED                 81,000

DIAMONDS TR UNIT SER 1                    COM    252787106      223       2,150SH       DEFINED                  2,150

DISNEY CO THE WALT                        CDS    254687AU0    1,569   1,420,000PRN      DEFINED              1,420,000

DOLLAR TREE STORES, INC.                  COM    256747106    3,295     106,725SH       DEFINED                106,725

EASTMAN KODAK CO                          CDS    277461BE8    1,468   1,270,000PRN      DEFINED              1,270,000

ELECTRONIC DATA SYSTEMS CORP              CDS    285661AE4      395     400,000PRN      DEFINED                400,000

EMERSON ELECTRIC CO                       COM    291011104      240       4,000SH       DEFINED                  4,000

EXXON MOBIL CORP                          COM    30231G102    4,982     119,797SH       DEFINED                119,797

FANNIE MAE                                COM    313586109      206       2,764SH       DEFINED                  2,764

FEDEX CORP                                COM    31428X106    5,137      68,350SH       DEFINED                 68,350

FIRST AMERICAN CORPORATION                CDS    318522AC3      724     670,000PRN      DEFINED                670,000

FIRST AMERICAN CORPORATION                CDS    318522AD1      433     400,000PRN      DEFINED                400,000

FIRST DATA CORP                           COM    319963104    3,936      93,352SH       DEFINED                 93,352

FRANKLIN AGE HIGH INCOME FUND CL-A        COM    353538101       41      19,646SH       DEFINED                 19,646

FRANKLIN MONEY FUND                       COM    354014102       32      31,791SH       DEFINED                 31,791

FREMONT BOND FUND                         COM    357378504      295      27,476SH       DEFINED                 27,476

GATX CAPITAL CORP                         CDS    361448AC7    1,232   1,090,000PRN      DEFINED              1,090,000

ARTHUR J. GALLAGHER & CO                  COM    363576109    1,382      42,425SH       DEFINED                 42,425

GANNETT CO INC                            COM    364730101    6,240      70,800SH       DEFINED                 70,800

GENERAL ELECTRIC CO                       COM    369604103    4,923     161,295SH       DEFINED                161,295

GENERAL MILLS INC                         CDS    370334AT1    1,276   1,800,000PRN      DEFINED              1,800,000

GENERAL MOTORS CORP                       CPS    370442717    1,325      43,300SH       DEFINED                 43,300

GLOBALNET CORP                            COM    379399108        1      20,000SH       DEFINED                 20,000

HALLIBURTON CO                            CDS    406216AM3    1,512   1,350,000PRN      DEFINED              1,350,000

ILLINOIS TOOL WORKS                       COM    452308109    5,085      64,175SH       DEFINED                 64,175

INTEL CORP                                COM    458140100    4,643     170,690SH       DEFINED                170,690

JOHNSON & JOHNSON                         COM    478160104    3,511      69,231SH       DEFINED                 69,231

KERR MCGEE CORP                           CDS    492386AP2    1,289   1,200,000PRN      DEFINED              1,200,000

KIMBERLY-CLARK CORP                       COM    494368103    1,115      17,675SH       DEFINED                 17,675

KRAFT FOODS INC                           COM    50075N104    1,308      40,850SH       DEFINED                 40,850

ESTEE LAUDER COMPANIES INC                COM    518439104    6,549     147,710SH       DEFINED                147,710

LEGGETT & PLATT INC                       COM    524660107    1,081      45,575SH       DEFINED                 45,575

LIBERTY MEDIA GROUP                       CDS    530715AN1    1,919   2,100,000PRN      DEFINED              2,100,000

LIBERTY MEDIA GROUP                       CDS    530715AR2    1,367   1,430,000PRN      DEFINED              1,430,000

LOWES COMPANIES INC.                      COM    548661107    5,511      98,179SH       DEFINED                 98,179

MANPOWER INC.                             CDS    56418HAC4    1,312   1,940,000PRN      DEFINED              1,940,000

MEDTRONIC, INC.                           COM    585055106    4,883     102,263SH       DEFINED                102,263

MICROSOFT CORP                            COM    594918104    4,780     191,446SH       DEFINED                191,446

MORGAN STANLEY                            COM    61744J416    6,379     599,007SH       DEFINED                599,007

NATIONAL AUSTRALIA BANK                   CPS    632525309      747      19,000SH       DEFINED                 19,000

NELNET INC.                               COM    64031N108    1,949      76,725SH       DEFINED                 76,725

OAK INDUSTRIES                            CDS    671400AL3      508     500,000PRN      DEFINED                500,000

ODYSSEY RE HOLDINGS CORP                  CDS    67612WAA6    1,538   1,150,000PRN      DEFINED              1,150,000

RISTK OPTICAL INNOVATIONS INC             COM    683993273       20     250,000SH       DEFINED                250,000

PALL CORP                                 COM    696429307    4,821     212,475SH       DEFINED                212,475

PEPSICO INC                               COM    713448108    5,642     104,780SH       DEFINED                104,780

PFIZER INC                                COM    717081103    5,060     144,372SH       DEFINED                144,372

PIMCO COMMODITY REAL RETURN STRATEGY FUND COM    722005667      396      25,174SH       DEFINED                 25,174

PITNEY BOWES INC                          COM    724479100    4,531     106,325SH       DEFINED                106,325

POTOMAC ELECTRIC POWER CO                 PS     737679209      412      10,000SH       DEFINED                 10,000

QWEST COMMUNICATIONS INTL INC             COM    749121109      109      25,354SH       DEFINED                 25,354

REEBOK INTERNATIONAL                      CDS    758110AE0      510     480,000PRN      DEFINED                480,000

T ROWE PRICE INTERNATIONAL BOND FUND      COM    77956H104      146      14,233SH       DEFINED                 14,233

S&P 500                                   COM    78462F103   19,127     169,113SH       DEFINED                169,113

SERVICEMASTER CO                          COM    81760N109    1,253     104,350SH       DEFINED                104,350

SILICON VALLEY BANCSHARES                 CDS    827064AB2    1,213   1,100,000PRN      DEFINED              1,100,000

SOUTH CAROLINA ELEC & GAS CO              PS     8370042*0      254       7,596SH       DEFINED                  7,596

STANLEY WORKS                             COM    854616109    1,249      29,275SH       DEFINED                 29,275

SYSCO CORP                                COM    871829107    4,940     126,500SH       DEFINED                126,500

SYNERGY MEDIA INC                         COM    871934105        1     100,000SH       DEFINED                100,000

TIDEWATER INC.                            COM    886423102    4,056     144,175SH       DEFINED                144,175

US CELLULAR CORP                          CDS    911684AA6    2,034   3,950,000PRN      DEFINED              3,950,000

UNIVERSAL HEALTH SERVICES                 CDS    913903AL4    1,452   2,400,000PRN      DEFINED              2,400,000

VANGUARD SPECIAL REIT INDEX               COM    921908703      189      11,227SH       DEFINED                 11,227

VANGUARD INTERMEDIATE TERM                COM    921937306      151      13,780SH       DEFINED                 13,780

VANGUARD LT BOND MKT INDEX FUND           COM    921937405      153      12,809SH       DEFINED                 12,809

VANGUARD CA INSURED LONG-TERM TAX EXEMPT  COM    922021100      175      14,651SH       DEFINED                 14,651

VANGUARD                                  COM    922031109    2,844     296,579SH       DEFINED                296,579

VANGUARD GNMA FUND                        COM    922031307    1,469     139,343SH       DEFINED                139,343

VANGUARD INFLATION PROTECTED              COM    922031869    3,312     259,124SH       DEFINED                259,124

VARIAN MEDICAL SYSTEMS                    COM    92220P105    1,243      14,400SH       DEFINED                 14,400

VANGUARD INDEX 500 FUND                   COM    922908108      948       9,118SH       DEFINED                  9,118

VANGUARD EXTENDED MARKET                  COM    922908207    1,039      36,784SH       DEFINED                 36,784

WACHOVIA CORP                             COM    929903102    5,472     116,425SH       DEFINED                116,425

WAL-MART STORES INC                       COM    931142103    5,040      84,440SH       DEFINED                 84,440

WASHINGTON MUTUAL INC                     CPS    939322848    1,357      23,000SH       DEFINED                 23,000

WELLS FARGO & CO NEW COM                  COM    949746101      205       3,625SH       DEFINED                  3,625

WORTHINGTON INDUSTRIES                    COM    981811102    1,292      67,400SH       DEFINED                 67,400

INGERSOLL-RAND CO.                        COM    G4776G101    4,886      72,225SH       DEFINED                 72,225

APPLIED MATERIALS, INC.                   OPT    0382229GE    2,245     105,000SH CALL  OTHER                  105,000

VARIAN MEDICAL SYSTEMS                    OPT    92220P9ER    3,625      42,000SH CALL  OTHER                   42,000

                                                     108    261,206    43,531,030
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